Taxes - Unrecognized tax benfits (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	5 Months Ended	8 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2020	Jan. 31, 2020	Jan. 31, 2019
Unrecognized tax benefits, beginning balances	$ 3,768	$ 3,773	$ 2,081	$ 5,035
Increases for tax positions taken during a prior period	37	35	1,987	915
Decreases for tax positions taken during a prior period		(40)	(295)	(3,736)
Other	452
Decreases resulting from the expiration of statute of limitations	(339)			(133)
Unrecognized tax benefits, ending balance	$ 3,918	$ 3,768	$ 3,773	$ 2,081